Debt securities - Schedule of debt instruments by issuer rating (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instruments
Financial assets	€ 283,497	€ 243,203	€ 193,716
Financial assets (as a percent)		100.00%	100.00%
Debt securities
Debt Instruments
Financial assets	€ 283,497	€ 243,203	€ 193,716
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 61,831	€ 57,150	€ 45,822
Public fixed income
Debt Instruments
Financial assets	221,666	186,053	147,894
AAA | Debt securities
Debt Instruments
Financial assets	€ 23,329	€ 23,039	€ 18,975
Financial assets (as a percent)	8.23%	9.47%	9.80%
AAA | Private fixed income
Debt Instruments
Financial assets	€ 16,889	€ 15,152	€ 13,481
AAA | Public fixed income
Debt Instruments
Financial assets	6,440	7,887	5,494
AA | Debt securities
Debt Instruments
Financial assets	€ 64,226	€ 51,846	€ 40,044
Financial assets (as a percent)	22.65%	21.32%	20.67%
AA | Private fixed income
Debt Instruments
Financial assets	€ 16,972	€ 15,142	€ 9,542
AA | Public fixed income
Debt Instruments
Financial assets	47,254	36,704	30,502
A | Debt securities
Debt Instruments
Financial assets	€ 97,870	€ 79,287	€ 58,399
Financial assets (as a percent)	34.53%	32.60%	30.15%
A | Private fixed income
Debt Instruments
Financial assets	€ 10,056	€ 11,175	€ 10,058
A | Public fixed income
Debt Instruments
Financial assets	87,814	68,112	48,341
BBB | Debt securities
Debt Instruments
Financial assets	€ 53,383	€ 46,922	€ 35,081
Financial assets (as a percent)	18.83%	19.29%	18.11%
BBB | Private fixed income
Debt Instruments
Financial assets	€ 8,900	€ 7,749	€ 5,181
BBB | Public fixed income
Debt Instruments
Financial assets	44,483	39,173	29,900
Below BBB | Debt securities
Debt Instruments
Financial assets	€ 41,218	€ 38,831	€ 36,631
Financial assets (as a percent)	14.54%	15.97%	18.91%
Below BBB | Private fixed income
Debt Instruments
Financial assets	€ 5,543	€ 4,654	€ 2,974
Below BBB | Public fixed income
Debt Instruments
Financial assets	35,675	34,177	33,657
Unrated | Debt securities
Debt Instruments
Financial assets	€ 3,471	€ 3,278	€ 4,586
Financial assets (as a percent)	1.22%	1.35%	2.37%
Unrated | Private fixed income
Debt Instruments
Financial assets	€ 3,471	€ 3,278	€ 4,586
Unrated | Public fixed income
Debt Instruments
Financial assets	€ 0	€ 0	€ 0